MUNICIPAL SECURITIES INCOME TRUST

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST FEDERATED NEW YORK MUNICIPAL INCOME FUND FEDERATED OHIO MUNICIPAL INCOME FUND FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND SUPPLEMENT TO PROSPECTUSES DATED OCTOBER 31, 1998

At a Special Meeting of Shareholders to be held on June 25, 1999, shareholders of the above named Funds will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect as of July 1, 1999. Shareholders will be notified if any of these changes are not approved. Please keep this supplement for your records.

Shareholders will be asked to consider the following proposals:

1.   To elect six Trustees.

2.   To ratify the selection of the Trust's independent auditors.

3.   To make changes to the Funds' fundamental investment policies:

     a.   To  amend  the  Funds'  fundamental   investment   policies  regarding
          borrowing money and issuing senior securities;

     b.   To  amend  the  Funds'  fundamental   investment   policies  regarding
          investments in real estate;

     c.   To  amend  the  Funds'  fundamental   investment   policies  regarding
          investments in commodities;

     d.   To  amend  the  Funds'  fundamental   investment   policies  regarding
          underwriting securities;

     e. To amend the Funds' fundamental investment policies regarding lending by the Funds;

     f.   To  amend  the  Funds'  fundamental   investment   policies  regarding
          concentration of the Funds' investments in the securities of companies in the same industry;

     g.   To  amend,  and  to  make  non-fundamental,   the  Funds'  fundamental
          investment policies regarding buying securities on margin;

     h.   To  amend,  and  to  make  non-fundamental,   the  Funds'  fundamental
          investment policies regarding pledging assets; and

     i. To amend, and to make non-fundamental, the Michigan Fund's fundamental investment policy regarding investing in illiquid securities (the Michigan Fund ONLY).

4.   To eliminate certain of the Funds' fundamental investment policies:

     a. To remove the Funds' fundamental investment policies regarding selling securities short;

     b. To remove the Funds' fundamental investment policies regarding dealing in puts, call, straddles, spreads and any combination thereof; and

     c.   To  remove  the  Funds'  fundamental   investment  policies  regarding
          investing in restricted securities (the Michigan Fund, the Ohio Fund and the Pennsylvania Fund ONLY).

5. To approve an amendment and restatement to the Trust's Declaration of Trust to permit the Board of Trustees to liquidate assets of the Trust without seeking shareholder approval.

6. To transact such other business as may properly come before the meeting or any adjournment thereof.

                                                                  April 27, 1999

Cusip   625922109
        625922828
        625922703
        625922208
        625922307
        625922505
        625922836

G02650-02 (4/99)